Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2017	Apr. 06, 2017	Jun. 30, 2016	Mar. 08, 2016	May 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Carrying value of redeemable noncontrolling interests		$ 5,111,000	$ 1,480,000
Redemption value adjustment, year-to-date		(1,270,000)	(936,000)	$ 182,000
Carrying value of noncontrolling interests		772,000	52,772,000
Total notes payable		11,947,000	0
Assets		114,810,000	129,797,000
Liabilities		78,742,000	38,168,000
Investments in unconsolidated entities		500,000	500,000
Impairment of cost method investments		0	0
Impairment	$ 0	1,072,000	0	0
Advertising costs		$ 126,000	0	0
Deferral of compensation percentage maximum		100.00%
Valuation allowance		$ 25,087,000	6,084,000
Net cash provided by (used in) operating activities		19,415,000	84,858,000	24,801,000
Restricted cash		$ 9,076,000	9,752,000	5,684,000						$ 3,337,000
Accounting Standards Update 2016-18 [Member]
Noncontrolling Interest [Line Items]
Net cash provided by (used in) operating activities			4,100,000	$ 2,300,000
Net Asset Value Investment 1 [Member]
Noncontrolling Interest [Line Items]
NAV investments							$ 0		$ 5,000,000
NAV ownership percentage									2.00%
NAV redemption amount							$ 1,400,000
Minimum [Member]
Noncontrolling Interest [Line Items]
Advisory services, quarterly base fee		0.50%
Total market capitalization threshold for calculating base advisory fee		$ 6,000,000,000
Minimum [Member] | Furniture, fixtures and equipment
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life		3 years
Minimum [Member] | Software [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life		3 years
Maximum [Member]
Noncontrolling Interest [Line Items]
Advisory services, quarterly base fee		0.70%
Total market capitalization threshold for calculating base advisory fee		$ 10,000,000,000
Maximum [Member] | Furniture, fixtures and equipment
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life		7 years 6 months
Maximum [Member] | Software [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life		5 years
Ashford Prime OP [Member]
Noncontrolling Interest [Line Items]
Advisory services, quarterly base fee		0.70%
Medium-term Notes [Member] | Term Loan due 2022 [Member]
Noncontrolling Interest [Line Items]
Total notes payable			0		$ 0
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Noncontrolling Interest [Line Items]
Total notes payable			0
Revolving Credit Facility [Member] | Facility due 2022 [Member]
Noncontrolling Interest [Line Items]
Total notes payable			0
Revolving Credit Facility [Member] | Facility due On Demand [Member]
Noncontrolling Interest [Line Items]
Total notes payable			$ 0
Ashford LLC [Member]
Noncontrolling Interest [Line Items]
Ownership interest		99.80%	99.80%
Redeemable noncontrolling interests		0.20%				0.20%
Noncontrolling ownership interest		0.00%	0.00%
Noncontrolling interest, ownership total		100.00%	100.00%
Carrying value of redeemable noncontrolling interests		$ 385,000	$ 179,000
Redemption value adjustment, year-to-date		224,000	(54,000)
Redemption value adjustment, cumulative		358,000	134,000
Carrying value of noncontrolling interests		$ 0	$ 0
J&S [Member]
Noncontrolling Interest [Line Items]
Ownership interest		85.00%	0.00%
Redeemable noncontrolling interests		15.00%	0.00%
Noncontrolling ownership interest		0.00%	0.00%
Noncontrolling interest, ownership total		100.00%	0.00%
Carrying value of redeemable noncontrolling interests		$ 2,522,000	$ 0
Redemption value adjustment, year-to-date		0	0
Redemption value adjustment, cumulative		0	0
Carrying value of noncontrolling interests		439,000	0
Assets, available only to settle subsidiary's obligations		36,951,000	0
Liabilities, no recourse to Ashford Inc.		21,821,000	$ 0
J&S [Member] | Medium-term Notes [Member] | Term Loan due 2022 [Member]
Noncontrolling Interest [Line Items]
Total notes payable		9,917,000
J&S [Member] | Revolving Credit Facility [Member] | Facility due 2022 [Member]
Noncontrolling Interest [Line Items]
Total notes payable		$ 814,000
Pure Rooms [Member]
Noncontrolling Interest [Line Items]
Ownership interest		70.00%	0.00%
Redeemable noncontrolling interests		0.00%	0.00%
Noncontrolling ownership interest		30.00%	0.00%
Noncontrolling interest, ownership total		100.00%	0.00%
Carrying value of redeemable noncontrolling interests		$ 0	$ 0
Redemption value adjustment, year-to-date		0	0
Redemption value adjustment, cumulative		0	0
Carrying value of noncontrolling interests		205,000	0
Assets, available only to settle subsidiary's obligations		1,865,000	0
Liabilities, no recourse to Ashford Inc.		1,652,000	$ 0
Pure Rooms [Member] | Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Noncontrolling Interest [Line Items]
Total notes payable		220,000
Pure Rooms [Member] | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Noncontrolling Interest [Line Items]
Total notes payable		$ 100,000
OpenKey [Member]
Noncontrolling Interest [Line Items]
Ownership interest		43.90%	40.06%
Redeemable noncontrolling interests		39.59%	46.31%
Noncontrolling ownership interest		16.51%	13.63%					100.00%
Noncontrolling interest, ownership total		100.00%	100.00%
Carrying value of redeemable noncontrolling interests		$ 2,204,000	$ 1,301,000
Redemption value adjustment, year-to-date		1,046,000	1,000,000
Redemption value adjustment, cumulative		2,021,000	975,000
Carrying value of noncontrolling interests		128,000	96,000
Assets, available only to settle subsidiary's obligations		1,403,000	960,000
Liabilities, no recourse to Ashford Inc.		889,000	$ 256,000
Total notes payable		0
OpenKey [Member] | Revolving Credit Facility [Member] | Facility due October 2018 [Member]
Noncontrolling Interest [Line Items]
Total notes payable		$ 0
Ashford Holdings [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest		0.20%
Performance Holdco Investment [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest		40.00%
AQUA Fund [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest		0.00%	100.00%
Assets		$ 0	$ 52,800,000
Liabilities		$ 0	$ 93,000
AIM [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest			40.00%